U.S. BANK GLOBAL FUND SERVICES

615 East Michigan Street

Milwaukee, Wisconsin 53202

May 6, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	LKCM Funds (the “Trust”)

File Nos. 811-08352 and 033-75116

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, the LKCM Small Cap Equity Fund, LKCM Small-Mid Cap Equity Fund, LKCM Equity Fund, LKCM Balanced Fund, LKCM Fixed Income Fund, LKCM International Equity Fund, and LKCM Aquinas Catholic Equity Fund (the “Funds”), hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(b) or (c) on behalf of the Funds would not have differed from the forms of Prospectuses and Statements of Additional Information contained in the most recent amendment to the Trust’s Registration Statement dated May 1, 2021, and filed electronically as Post-Effective Amendment No. 55 to the Trust’s Registration Statement on Form N-1A on April 29, 2021.

If you have any questions please do not hesitate to contact the undersigned at (414) 765-6873.

Sincerely,

/s/ Carl G. Gee
Carl G. Gee, Esq.
Assistant Vice President
For U.S. Bank Global Fund Services

cc:	Jacob Smith, Luther King Capital Management Corporation

Kathy Kresch Ingber, K&L Gates LLP